Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						12 Months Ended							12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Employees	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Pension Benefits	Dec. 31, 2012 Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2012 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2012 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2011 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2010 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2012 Other Benefits	Dec. 31, 2011 Other Benefits	Dec. 31, 2010 Other Benefits	Dec. 31, 2011 Other Postretirement Benefits for U.S. plans	Dec. 31, 2010 Other Postretirement Benefits for U.S. plans	Dec. 31, 2012 Other Postretirement Benefits for U.S. plans Under 65	Dec. 31, 2012 Other Postretirement Benefits for U.S. plans Over 65	Dec. 31, 2013 Pension Benefits for U.S. plans Scenario, Forecast	Dec. 31, 2012 Pension Benefits for Canadian Plans	Dec. 31, 2011 Pension Benefits for Canadian Plans	Dec. 31, 2013 Pension Benefits for Canadian Plans Scenario, Forecast	Dec. 31, 2012 Pension Benefits for Canadian Plans Pension Benefits	Dec. 31, 2011 Pension Benefits for Canadian Plans Pension Benefits	Dec. 31, 2012 Pension Benefits for Canadian Plans Other Benefits	Dec. 31, 2011 Pension Benefits for Canadian Plans Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Defined Benefit Contribution Expense		$ 6.8	$ 7.0	$ 8.6
Pension and other postretirement benefits curtailment gain (loss)		1.7		(2.0)			(2.0)		(2.0)		1.7	1.7			2.0
Other deferred employee benefit plans		18.5	16.0
Defined Benefit Plan Expected Return On Plan Assets Percentage					6.50%	8.20%																8.20%			6.50%
Defined Benefit Plan Other Benefit Obligation							815	930	815	856					130	143	176									60	55	16	18
Defined Benefit Plan, Fair Value Of Plan Assets		559.7	497.2				509.0	560.0	509.0	497.0													48.0	46.0
Net actuarial gains (losses) expected to be amortized from accumulated other comprehensive income (loss)								(13.8)							7.3
Prior service costs (credits) expected to be amortized from accumulated other comprehensive income (loss)								0.2							(1.6)
Annual rate of increase in per capita cost of covered health care benefits, rate												8.00%	12.00%	12.00%				8.00%	8.50%	7.00%	6.50%
Annual rate of increase in per capita cost of covered health care benefits, ultimate rate												4.50%	5.00%	5.00%				5.00%	5.00%	5.00%	5.00%
Annual rate of increase in per capita cost of covered health care benefits, date											2033	2033	2023	2023				2017	2017	2020	2018
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment																					0.60%
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment																					0.00%
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment date																					2062
Classification for common collective trust plan assets adjusted from level 1 to level 2			151.5
Contribution to the pension plan fund	9.6	45.9	43.9	46.6
Anticipated minimum required pension contribution funding		48
Multiemployer plans description		Ryerson participates in two multiemployer pension plans covering 73 employees at 5 locations.
Multiemployer pension plan covered employees		73
Multiemployer plan contributions		0.5	0.4	0.4
Percentage of contributions to the plans						5.00%
Pension withdrawal liability		0.6
Period of Withdrawal pension liabilityPayment		25 years
Anticipated minimum required pension contribution funding	$ 38